Receivables from Supply Chain Financing (Tables)	12 Months Ended
Dec. 31, 2020
Receivable Related To Supply Chain Business [Abstract]
Schedule of receivable from supply chain financing
	December 31, 2020	December 31, 2019
Receivables related to supply chain financing	$10,741,981	$-
Less: allowance for doubtful accounts	-	-
Receivables related to supply chain financing business, net	$10,741,981	$-